FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Investments carried at fair value		$ 178,298	$ 0
Recurring [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		938,191	100,357
Available-for-sale investments		220,305	27,045
Equity securities		13,184	76,000
Investments carried at fair value		178,298
Other assets		11,711	19,024
Derivative assets	[1]	694
Share appreciation rights		(15,401)	(11,640)
Total assets, net, at fair value		1,346,982	210,786
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		937,741	100,071
Available-for-sale investments		185,929	5,688
Equity securities		13,184	76,000
Investments carried at fair value		0
Other assets		0	0
Derivative assets	[1]	0
Share appreciation rights		(15,401)	(11,640)
Total assets, net, at fair value		1,121,453	170,119
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		0	0
Available-for-sale investments		0	0
Equity securities		0	0
Investments carried at fair value		0
Other assets		0	0
Derivative assets	[1]	694
Share appreciation rights		0	0
Total assets, net, at fair value		694	0
Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held to maturity investments		450	286
Available-for-sale investments		34,376	21,357
Equity securities		0	0
Investments carried at fair value		178,298
Other assets		11,711	19,024
Derivative assets	[1]	0
Share appreciation rights		0	0
Total assets, net, at fair value		$ 224,835	$ 40,667

[1]	Included in accrued expenses and other assets in the consolidated balance sheets and not designated as hedges.